Subsequent Events: (Details) (USD $)	6 Months Ended					0 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended						6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended							0 Months Ended							0 Months Ended			0 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Oct. 02, 2013 Class A Warrants	Oct. 02, 2013 Class B Warrants	Dec. 31, 2013 Series C Redeemable Voting Preferred Stock	Oct. 02, 2013 Series C Redeemable Voting Preferred Stock	Dec. 31, 2013 Series B Convertible Preferred Stock	Jun. 30, 2013 Series B Convertible Preferred Stock	Oct. 02, 2013 Series B Convertible Preferred Stock Calvin A. Wallen III	Oct. 02, 2013 Notes	Oct. 02, 2013 Credit Agreement Wells Fargo Bank prime rate	Dec. 18, 2009 Subordinated promissory note Calvin A. Wallen III	Jun. 30, 2013 Subordinated promissory note Calvin A. Wallen III	Jun. 30, 2013 Subordinated promissory note Wells Fargo Bank prime rate Calvin A. Wallen III	Apr. 19, 2013 Gastar Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Oct. 02, 2013 WFEC Credit Agreement	Oct. 02, 2013 Cubic Louisiana Credit Agreement	Oct. 02, 2013 Navasota Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Oct. 02, 2013 Tauren Exploration, Inc. Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Dec. 31, 2013 Tauren Exploration, Inc. Proven reserves, oil & natural gas production and undeveloped leasehold interest	Oct. 02, 2013 Tauren Exploration, Inc. Series B Convertible Preferred Stock Proven reserves, oil & natural gas production and undeveloped leasehold interest	Mar. 16, 2010 Langtry	Nov. 24, 2009 Langtry	Oct. 02, 2013 Langtry Series B Convertible Preferred Stock	Oct. 02, 2013 Cubic Asset Short Crude oil derivatives Float Price Swap bbl	Oct. 02, 2013 Cubic Asset Call Option Short	Dec. 31, 2013 Cubic Asset Call Option Short	Oct. 02, 2013 Cubic Asset Call Option Short Natural gas derivatives MMBTU	Dec. 31, 2013 Cubic Asset Call Option Short Natural gas derivatives Mcf	Oct. 02, 2013 Cubic Asset Call Option Short Natural gas derivatives Minimum	Oct. 02, 2013 Cubic Asset Call Option Short Natural gas derivatives Maximum	Dec. 31, 2013 Cubic Asset Call Option Short Natural gas derivatives 2013	Dec. 31, 2013 Cubic Asset Call Option Short Natural gas derivatives 2014	Oct. 02, 2013 Cubic Asset Call Option Short Crude oil derivatives bbl	Dec. 31, 2013 Cubic Asset Call Option Short Crude oil derivatives bbl	Oct. 02, 2013 Cubic Asset Call Option Short Crude oil derivatives Minimum	Dec. 31, 2013 Cubic Asset Call Option Short Crude oil derivatives Minimum	Oct. 02, 2013 Cubic Asset Call Option Short Crude oil derivatives Maximum	Dec. 31, 2013 Cubic Asset Call Option Short Crude oil derivatives Maximum	Apr. 04, 2013 Restricted stock director	Jan. 24, 2013 Restricted stock director	Jan. 04, 2012 Restricted stock director	Jan. 02, 2014 Subsequent Events	Oct. 02, 2013 Subsequent Events item	Oct. 02, 2013 Subsequent Events Class A Warrants	Oct. 02, 2013 Subsequent Events Class B Warrants	Oct. 02, 2013 Subsequent Events Series C Redeemable Voting Preferred Stock	Oct. 02, 2013 Subsequent Events Series B Convertible Preferred Stock	Oct. 02, 2013 Subsequent Events Series B Convertible Preferred Stock Calvin A. Wallen III	Oct. 02, 2013 Subsequent Events Notes	Oct. 02, 2013 Subsequent Events Credit Agreement Wells Fargo Bank prime rate	Oct. 02, 2013 Subsequent Events Credit Agreement Federal Funds Rate	Oct. 02, 2013 Subsequent Events Subordinated promissory note Calvin A. Wallen III	Oct. 02, 2013 Subsequent Events Gastar Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Oct. 02, 2013 Subsequent Events WFEC Credit Agreement	Oct. 02, 2013 Subsequent Events Cubic Louisiana Credit Agreement	Oct. 02, 2013 Subsequent Events Navasota Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Oct. 02, 2013 Subsequent Events Tauren Exploration, Inc. Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Oct. 02, 2013 Subsequent Events Tauren Exploration, Inc. Series B Convertible Preferred Stock Proven reserves, oil & natural gas production and undeveloped leasehold interest	Oct. 02, 2013 Subsequent Events Langtry Series B Convertible Preferred Stock	Oct. 02, 2013 Subsequent Events Cubic Asset Short Crude oil derivatives Float Price Swap bbl	Oct. 02, 2013 Subsequent Events Cubic Asset Call Option Short	Oct. 02, 2013 Subsequent Events Cubic Asset Call Option Short Natural gas derivatives MMBTU	Oct. 02, 2013 Subsequent Events Cubic Asset Call Option Short Natural gas derivatives Minimum	Oct. 02, 2013 Subsequent Events Cubic Asset Call Option Short Natural gas derivatives Maximum	Oct. 02, 2013 Subsequent Events Cubic Asset Call Option Short Crude oil derivatives bbl	Oct. 02, 2013 Subsequent Events Cubic Asset Call Option Short Crude oil derivatives Minimum	Oct. 02, 2013 Subsequent Events Cubic Asset Call Option Short Crude oil derivatives Maximum	Jul. 05, 2013 Subsequent Events Restricted stock director
Subsequent events
Cash paid																																									$ 13,000	$ 13,000		$ 37,227																										$ 13,000
Shares issued																																									72,500	72,500	400,000																											72,500
Number of directors to whom awards are issued																																									4	4	7																											4
Market value of shares granted																																									19,213	15,225	236,000																											20,300
Sale price (in dollars per share)																																									$ 0.265	$ 0.21	$ 0.59																											$ 0.28
Number of wholly owned direct subsidiaries approved for formation and capitalization																																													2
Number of wholly owned indirect subsidiaries approved for formation and capitalization																																													2
Principal amount											66,000,000		2,000,000																																						66,000,000
Interest rate (as a percent)											15.50%																																								15.50%
Period following the closing when interest shall be paid partly in cash and partly in additional Notes											6 months																																								6 months
Interest rate for the first six months following the closing to be paid in cash (as a percent)											7.00%																																								7.00%
Interest rate for the first six months following the closing to be paid in form of additional Notes (as a percent)											8.50%																																								8.50%
Preferred stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01			$ 0.01	$ 0.01	$ 1,000	$ 1,000																																							$ 0.01
Number of common stock shares for which warrants are issued				65,834,549	32,917,274																																									65,834,549	32,917,275
Common stock, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05
Exercise price of warrants (in dollars per share)				$ 0.01	$ 0.50																																									$ 0.01	$ 0.50
Shares issued						98,751.823	98,751.823			2,115													10,350,000	10,350,000	12,047																							98,751.824		2,115											12,047
Numbers of members (subject to adjustment for changes in board size) to be designated by the investors pursuant to the Investment Agreement for election or appointment to the entity's board of directors																																													3
Upfront payment at closing for hedging transaction	(35,091,536)																										35,000,000	35,000,000																																			35,000,000
Total of Notional Volume (In MMcf/BBls)																										18,000				51,300,000					556,000	556,000																										18,000					556,000
Base Fixed Price (in dollars per share)																										92					3.45	3.90	3.65	3.90			80	80	90	90																						92			3.45	3.90		80	90
Repayment of debt														0			5,000,000																																							5,000,000
Total long-term debt (including current portion)		27,865,110	37,000,000															20,865,110																																							20,865,110
Interest rate basis												Wells Fargo Bank prime rate	prime rate	prime rate	prime rate																																					Wells Fargo Bank prime rate	Federal Funds Rate
Interest rate spread over basis (as a percent)												2.00%	1.00%	1.00%	1.00%																																					2.00%	1.00%
Revolving credit facility																	10,000,000																																							10,000,000
Value of shares issued							988			2,115,000															12,047,000																									2,115,000
Convertible term loan, principal amount		27,865,110	37,000,000											2,000,000																																								2,000,000
Accrued and unpaid interest																																																						114,986
Dividend rate (as a percent)								9.50%	9.50%																																								9.50%
Preferred stock Series A, conversion price (in dollars per share)								$ 0.50																																									$ 0.50
Area of leasehold interests acquired (in acres)																17,400			6,400	5,600																																			17,400			6,400	5,600
Purchase price																39,118,830			19,400,000	4,000,000																																			39,118,830			19,400,000	4,000,000
Number of shares issued																						2,000																																						2,000
Value of shares issued																						2,000,000																																						2,000,000	12,047,000
Fair value of shares issued	$ 708,000																			$ 708,000	$ 26,946,000																																							$ 708,000
Volume (In Mmbtus)																													51,300,000																																			51,300,000